INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 10,824	$ 10,776	$ 11	$ 24,014	$ (13,266)	$ 19	$ (2)	$ 48
Beginning balance (in shares) at Dec. 31, 2024			553,000,000
Issuance of equity instruments, net of withholding taxes (in shares)			3,000,000
Issuance of equity instruments, net of withholding taxes	(3)	(3)		(3)
Equity-settled share-based compensation	11	11		11
Share-based compensation	147	147		147
Net income (loss)	688	686			686			2
Other comprehensive income (loss)	99	95				80	15	4
Ending balance (in shares) at Sep. 30, 2025			556,000,000
Ending balance at Sep. 30, 2025	11,766	11,712	$ 11	24,169	(12,580)	99	13	54
Beginning balance	11,766	11,712	11	24,169	(12,580)	99	13	54
Beginning balance	$ 11,983	11,928	$ 11	24,220	(12,381)	65	13	55
Beginning balance (in shares) at Dec. 31, 2025	555,888,455		556,000,000
Issuance of equity instruments, net of withholding taxes (in shares)			3,000,000
Issuance of equity instruments, net of withholding taxes	$ (24)	(24)		(24)
Equity-settled share-based compensation	11	11		11
Repurchase of shares (in shares)			(12,000,000)
Repurchase of shares	(500)	(500)		(500)
Share-based compensation	189	189		189
Issuance of shares to the USG (in shares)			10,000,000
Issuance of shares to the USG	441	441		441
Dividends declared	(133)	(133)			(133)
Net income (loss)	1	(2)			(2)			3
Other comprehensive income (loss)	$ 18	19				42	(23)	(1)
Ending balance (in shares) at Sep. 30, 2026	557,448,741		557,000,000
Ending balance at Sep. 30, 2026	$ 11,986	11,929	$ 11	24,337	(12,516)	107	(10)	57
Beginning balance	$ 11,986	$ 11,929	$ 11	$ 24,337	$ (12,516)	$ 107	$ (10)	$ 57